CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2013 USD ($)
Statement Of Income And Comprehensive Income [Abstract]
Benefit from income taxes on realized gains on marketable securities reclassified to gain on sale of marketable securities	$ 2,757
Provision for income taxes on unrealized gains on marketable securities	$ 377